Eaton Vance Global Income Builder NextShares

EATON VANCE GLOBAL INCOME BUILDER NEXTSHARES
Supplement to Prospectus dated March 1, 2019

1.       The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Investor Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)
Management Fees(2)		0.70%
Distribution and Service (12b-1) Fees		None
Interest Expense	0.01%
Expenses Other than Interest Expense	1.67%
Other Expenses		1.68%
Total Annual Fund Operating Expenses		2.38%
Expense Reimbursement(3)		(1.52)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.86%
(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the “Portfolio”), the Fund’s master Portfolio.
(2)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2019, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2018.
(3)	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85%. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the Fund provides a return of 5% each year, that Fund operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$597	$1,132	$2,600

2.       The following replaces the first paragraph and related table in “Fund.” under “Management and Organization”:

Fund. Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly advisory fee based on the average daily net assets of the Fund that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser and receives an advisory fee (“Direct Assets”) as follows:

Direct Assets	Annual Fee Rate* (for each level)
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%

*	Pursuant to a fee reduction agreement dated May 1, 2019.

Prior to May 1, 2019, BMR received a monthly advisory fee as follows:

Direct Assets	Annual Fee Rate (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

3.       The following replaces the first paragraph and related table in “Portfolio.” under “Management and Organization”:

Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate* (for each level)
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%

*	Pursuant to a fee reduction agreement dated May 1, 2019.

Prior to May 1, 2019, BMR received a monthly advisory fee as follows:

Direct Assets	Annual Fee Rate (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

May 1, 2019	31907 5.1.19

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Investor Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses	Eaton Vance Global Income Builder NextShares Eaton Vance Global Income Builder NextShares
Management Fees	0.70%	[1]
Distribution and Service (12b-1) Fees	none
Interest Expense	0.01%
Expenses Other than Interest Expense	1.67%
Other Expenses	1.68%
Total Annual Fund Operating Expenses	2.38%
Expense Reimbursement	(1.52%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.86%
[1]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective May 1, 2019, and "Management Fees" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2018.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85%. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the Fund provides a return of 5% each year, that Fund operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Eaton Vance Global Income Builder NextShares | Eaton Vance Global Income Builder NextShares | USD ($)	88	597	1,132	2,600

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the "Portfolio"), the Fund's master Portfolio.